Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 26,678	$ 26,419
Derivatives	48	138
Total non-current assets	193,678	199,891
Current assets
Inventories	5,399	4,482
Derivatives	621	827
Trade and other receivables	5,046	4,833
Cash and cash equivalents	12,097	15,252
Total current assets	23,949	26,519
Equity
Total equity	79,340	78,351	$ 84,553	$ 71,889
Non-current liabilities
Interest-bearing loans and borrowings	87,369	95,478
Employee benefits	2,261	2,970
Derivatives	100	1,759
Total non-current liabilities	104,104	115,707
Current liabilities
Interest-bearing loans and borrowings	1,408	3,081
Bank Overdrafts	1,334	1,036
Derivatives	5,786	5,046
Trade and other payables	25,434	22,965
Total current liabilities	34,184	32,352
Consolidated [member]
Non-current assets
Due from subsidiaries	78,031	43,420
Property, plant and equipment	4,405	4,367
Goodwill and intangible assets	56,744	56,740
Derivatives	48	117
Other non-current assets	237	379
Other non-current assets	61,434	61,602
Total non-current assets	139,465	105,022
Current assets
Due from subsidiaries	7,160	22,881
Inventories	961	751
Derivatives	425	632
Trade and other receivables	756	780
Cash and cash equivalents	9,664	20,678
Other current assets	68	483
Other current assets	11,874	23,323
Total current assets	19,034	46,204
Equity
Total equity	(21,018)	(38,262)
Non-current liabilities
Due to subsidiaries	48,960	36,364
Interest-bearing loans and borrowings	85,720	93,984
Employee benefits	806	1,070
Deferred tax liabilities	6,581	6,692
Derivatives	100	1,759
Other non-current liabilities	110	370
Other non-current liabilities	93,317	103,874
Total non-current liabilities	142,277	140,238
Current liabilities
Due to subsidiaries	14,937	15,963
Interest-bearing loans and borrowings	238	1,715
Bank Overdrafts	10,768	20,875
Derivatives	5,680	4,936
Trade and other payables	5,463	5,321
Other current liabilities	154	441
Other current liabilities	22,303	33,290
Total current liabilities	37,240	49,253
Non-Guarantors Subsidiaries [member] | Consolidated [member]
Non-current assets
Due from subsidiaries	78,031	43,420
Current assets
Due from subsidiaries	7,160	22,881
Non-current liabilities
Due to subsidiaries	48,960	36,364
Current liabilities
Due to subsidiaries	14,937	15,963
Anheuser- Busch InBev SA/NV [member]
Non-current assets
Due from subsidiaries	13,141	6,858
Property, plant and equipment	62	61
Goodwill and intangible assets	1,364	1,246
Investments in subsidiaries	112,722	121,737
Other non-current assets	114,148	123,044
Total non-current assets	127,289	129,902
Current assets
Due from subsidiaries	1,301	6,312
Trade and other receivables	201	149
Cash and cash equivalents	1,127	6,887
Other current assets	9	9
Other current assets	1,337	7,045
Total current assets	2,638	13,357
Equity
Total equity	68,669	68,024
Non-current liabilities
Due to subsidiaries	23,593	25,588
Interest-bearing loans and borrowings	25,483	29,987
Employee benefits	3	4
Other non-current liabilities		30
Other non-current liabilities	25,486	30,021
Total non-current liabilities	49,079	55,609
Current liabilities
Due to subsidiaries	4,902	7,951
Interest-bearing loans and borrowings	1	1,485
Bank Overdrafts	6,292	9,274
Derivatives	2
Trade and other payables	905	833
Other current liabilities	77	83
Other current liabilities	7,277	11,675
Total current liabilities	12,179	19,626
Anheuser- Busch InBev SA/NV [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	13,141	6,858
Current assets
Due from subsidiaries	646	5,831
Non-current liabilities
Due to subsidiaries	17,517	18,979
Current liabilities
Due to subsidiaries	244	73
Anheuser- Busch InBev SA/NV [member] | Guarantor Subsidiaries [member]
Current assets
Due from subsidiaries	655	481
Non-current liabilities
Due to subsidiaries	6,076	6,609
Current liabilities
Due to subsidiaries	4,658	7,878
Anheuser Busch InBev Worldwide Inc. [member]
Non-current assets
Due from subsidiaries	15,102	11,682
Investments in subsidiaries	79,596	75,095
Other non-current assets	207	191
Other non-current assets	79,803	75,286
Total non-current assets	94,905	86,968
Current assets
Due from subsidiaries	5,934	7,703
Cash and cash equivalents	7	3
Other current assets		471
Other current assets	7	474
Total current assets	5,941	8,177
Equity
Total equity	57,635	49,373
Non-current liabilities
Due to subsidiaries	8,558	7,798
Interest-bearing loans and borrowings	33,064	36,280
Other non-current liabilities	33,064	36,280
Total non-current liabilities	41,622	44,078
Current liabilities
Due to subsidiaries	756	568
Interest-bearing loans and borrowings	218	37
Bank Overdrafts		494
Trade and other payables	543	595
Other current liabilities	72
Other current liabilities	833	1,126
Total current liabilities	1,589	1,694
Anheuser Busch InBev Worldwide Inc. [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	15,102	11,682
Current assets
Due from subsidiaries		2,386
Non-current liabilities
Due to subsidiaries	7,325	7,798
Current liabilities
Due to subsidiaries	732	536
Anheuser Busch InBev Worldwide Inc. [member] | Guarantor Subsidiaries [member]
Current assets
Due from subsidiaries	5,934	5,317
Non-current liabilities
Due to subsidiaries	1,233
Current liabilities
Due to subsidiaries	24	32
Anheuser Busch InBev Finance Inc. [member]
Non-current assets
Due from subsidiaries	7,276	7,809
Total non-current assets	7,276	7,809
Current assets
Due from subsidiaries	802	3,448
Cash and cash equivalents	7
Other current assets	7
Total current assets	809	3,488
Equity
Total equity	678	627
Non-current liabilities
Due to subsidiaries	0
Interest-bearing loans and borrowings	7,268	7,826
Deferred tax liabilities	1
Other non-current liabilities	7,269	7,826
Total non-current liabilities	7,269	7,826
Current liabilities
Due to subsidiaries		1
Interest-bearing loans and borrowings		182
Bank Overdrafts	2	2,466
Trade and other payables	131	142
Other current liabilities	5	13
Other current liabilities	138	2,803
Total current liabilities	138	2,804
Anheuser Busch InBev Finance Inc. [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	1,200	1,200
Current assets
Due from subsidiaries	71	37
Current liabilities
Due to subsidiaries		1
Anheuser Busch InBev Finance Inc. [member] | Guarantor Subsidiaries [member]
Non-current assets
Due from subsidiaries	6,076	6,609
Current assets
Due from subsidiaries	731	3,411
Anheuser Busch Companies [member]
Non-current assets
Due from subsidiaries	33,325	14,463
Property, plant and equipment	4,343	4,306
Goodwill and intangible assets	55,283	55,397
Investments in subsidiaries	35,862	42,150
Other non-current assets	30	56
Other non-current assets	95,518	101,909
Total non-current assets	128,843	116,372
Current assets
Due from subsidiaries	3,088	4,116
Inventories	961	751
Derivatives	132	76
Trade and other receivables	546	630
Cash and cash equivalents	367	187
Other current assets	57	3
Other current assets	2,063	1,647
Total current assets	5,151	5,763
Equity
Total equity	71,348	75,634
Non-current liabilities
Due to subsidiaries	20,768	5,351
Interest-bearing loans and borrowings	19,905	19,891
Employee benefits	803	1,066
Deferred tax liabilities	6,520	6,692
Other non-current liabilities	110	341
Other non-current liabilities	27,338	27,989
Total non-current liabilities	48,106	33,340
Current liabilities
Due to subsidiaries	10,646	9,007
Interest-bearing loans and borrowings	19	11
Bank Overdrafts		47
Derivatives	12	12
Trade and other payables	3,863	3,739
Other current liabilities		345
Other current liabilities	3,894	4,154
Total current liabilities	14,540	13,161
Anheuser Busch Companies [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	32,092	14,463
Current assets
Due from subsidiaries	3,007	4,116
Non-current liabilities
Due to subsidiaries	20,768	5,351
Current liabilities
Due to subsidiaries	4,771	4,090
Anheuser Busch Companies [member] | Guarantor Subsidiaries [member]
Non-current assets
Due from subsidiaries	1,233
Current assets
Due from subsidiaries	81
Current liabilities
Due to subsidiaries	5,875	4,917
Brandbrew, Brandbev and Cobrew [member]
Non-current assets
Due from subsidiaries	16,496	9,217
Goodwill and intangible assets	97	97
Investments in subsidiaries	15,017	17,408
Derivatives	48	117
Other non-current assets		132
Other non-current assets	15,162	17,754
Total non-current assets	31,658	26,971
Current assets
Due from subsidiaries	6,838	17,931
Derivatives	293	556
Trade and other receivables	9	1
Cash and cash equivalents	8,156	13,601
Other current assets	2
Other current assets	8,460	14,158
Total current assets	15,298	32,089
Equity
Total equity	23,849	24,470
Non-current liabilities
Due to subsidiaries	3,350	4,236
Deferred tax liabilities	60
Derivatives	100	1,759
Other non-current liabilities	160	1,759
Total non-current liabilities	3,510	5,995
Current liabilities
Due to subsidiaries	9,436	15,065
Bank Overdrafts	4,474	8,594
Derivatives	5,666	4,924
Trade and other payables	21	12
Other current liabilities	10,161	13,530
Total current liabilities	19,597	28,595
Brandbrew, Brandbev and Cobrew [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	16,496	9,217
Current assets
Due from subsidiaries	3,436	10,511
Non-current liabilities
Due to subsidiaries	3,350	4,236
Current liabilities
Due to subsidiaries	9,190	11,263
Brandbrew, Brandbev and Cobrew [member] | Guarantor Subsidiaries [member]
Current assets
Due from subsidiaries	3,402	7,420
Current liabilities
Due to subsidiaries	246	3,802
Eliminations [member]
Non-current assets
Due from subsidiaries	(7,309)	(6,609)
Investments in subsidiaries	(243,197)	(256,390)
Other non-current assets	(243,197)	(256,390)
Total non-current assets	(250,506)	(262,999)
Current assets
Due from subsidiaries	(10,803)	(16,629)
Total current assets	(10,803)	(16,629)
Equity
Total equity	(243,197)	(256,390)
Non-current liabilities
Due to subsidiaries	(7,309)	(6,609)
Total non-current liabilities	(7,309)	(6,609)
Current liabilities
Due to subsidiaries	(10,803)	(16,629)
Total current liabilities	(10,803)	(16,629)
Eliminations [member] | Guarantor Subsidiaries [member]
Non-current assets
Due from subsidiaries	(7,309)	(6,609)
Current assets
Due from subsidiaries	(10,803)	(16,629)
Non-current liabilities
Due to subsidiaries	(7,309)	(6,609)
Current liabilities
Due to subsidiaries	$ (10,803)	$ (16,629)